SUBSEQUENT EVENTS (Details Narrative) - USD ($)						1 Months Ended	12 Months Ended
	Mar. 02, 2023	Mar. 01, 2023	Jan. 20, 2023	Jan. 06, 2023	Jan. 04, 2023	Jan. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Prefunded warrants, exercised						14,584	14,584	5,000
Warrant [Member]
Subsequent Event [Line Items]
Prefunded warrants, exercised								5,000
Subsequent Event [Member] | Membership Interest Purchase Agreements [Member] | Alliance Pharma Solutions, LLC and Community Specialty Pharmacy, LLC [Member]
Subsequent Event [Line Items]
Sale of stock percentage			100.00%
Subsequent Event [Member] | Membership Interest Purchase Agreements [Member] | Alliance Pharma Solutions, LLC [Member]
Subsequent Event [Line Items]
Sale of stock consideration received			$ 125,000
Subsequent Event [Member] | Membership Interest Purchase Agreements [Member] | Community Specialty Pharmacy, LLC [Member]
Subsequent Event [Line Items]
Sale of stock consideration received			100,000
Subsequent Event [Member] | Membership Interest Purchase Agreements [Member] | Agile Capital Funding LLC [Member]
Subsequent Event [Line Items]
Sale of stock consideration received	$ 787,500
Subsequent Event [Member] | Master Service Agreement [Member]
Subsequent Event [Line Items]
Sale of stock consideration received			$ 266,000
Subsequent Event [Member] | Mr. Michael L. Peterson [Member]
Subsequent Event [Line Items]
Number of restricted stock issued					100,000
Options vesting fair value					$ 55,000
Subsequent Event [Member] | Mr. Michael L. Peterson [Member] | Services on the Board of Directors [Member]
Subsequent Event [Line Items]
Cash compensation					55,000
Subsequent Event [Member] | Mr. Michael L. Peterson [Member] | Services as the Chairman of the Audit Committee [Member]
Subsequent Event [Line Items]
Cash compensation					$ 20,000
Subsequent Event [Member] | Jeff Newell [Member]
Subsequent Event [Line Items]
Exercise price				$ 6.02
Share price				$ 0.00001
Subsequent Event [Member] | Jeff Newell [Member] | Warrant [Member]
Subsequent Event [Line Items]
Prefunded warrants, exercised				601,740
Subsequent Event [Member] | Jeff Newell [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Restricted stock grant				79,062
Subsequent Event [Member] | White Lion Capital LLC [Member]
Subsequent Event [Line Items]
Common stock issued for placement, net issuance costs, shares		50,000